Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 34,368		¥ 44,873
Equity method investments	34,950		27,247
Total	69,318	$ 10,093	72,120
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investments	31,745		25,842
Others
Schedule of Investments [Line Items]
Equity method investments	3,205		1,405
iSNOB
Schedule of Investments [Line Items]
Available-for-sale debt securities	24,656		21,918
Huzan Inc.
Schedule of Investments [Line Items]
Available-for-sale debt securities				¥ 1,686
Poppy
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		15,871
Others
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 9,712		¥ 7,084